Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INCOME TRUST
Entity Central Index Key	0000747677
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000096654
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class A
Trading Symbol	PPIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.73%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 8.64% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$9,775	$10,000	$10,000
'14	$9,773	$10,098	$10,028
'14	$9,772	$10,170	$10,043
'14	$9,705	$10,179	$10,017
'15	$9,693	$10,393	$10,069
'15	$9,735	$10,295	$10,053
'15	$9,733	$10,343	$10,076
'15	$9,764	$10,306	$10,084
'15	$9,784	$10,281	$10,093
'15	$9,793	$10,169	$10,089
'15	$9,781	$10,240	$10,095
'15	$9,757	$10,225	$10,089
'15	$9,723	$10,294	$10,119
'15	$9,743	$10,296	$10,116
'15	$9,719	$10,269	$10,096
'15	$9,684	$10,235	$10,083
'16	$9,638	$10,376	$10,135
'16	$9,626	$10,450	$10,144
'16	$9,713	$10,546	$10,181
'16	$9,767	$10,586	$10,195
'16	$9,777	$10,589	$10,188
'16	$9,832	$10,779	$10,249
'16	$9,841	$10,847	$10,251
'16	$9,862	$10,835	$10,240
'16	$9,883	$10,829	$10,252
'16	$9,882	$10,746	$10,248
'16	$9,847	$10,492	$10,206
'16	$9,868	$10,506	$10,212
'17	$9,901	$10,527	$10,231
'17	$9,935	$10,598	$10,248
'17	$9,957	$10,592	$10,253
'17	$9,980	$10,674	$10,272
'17	$10,002	$10,756	$10,289
'17	$10,023	$10,745	$10,285
'17	$10,056	$10,792	$10,312
'17	$10,065	$10,888	$10,332
'17	$10,086	$10,836	$10,320
'17	$10,095	$10,843	$10,317
'17	$10,080	$10,829	$10,295
'17	$10,089	$10,879	$10,298
'18	$10,097	$10,753	$10,271
'18	$10,059	$10,651	$10,261
'18	$10,068	$10,720	$10,278
'18	$10,077	$10,640	$10,267
'18	$10,086	$10,716	$10,305
'18	$10,083	$10,703	$10,306
'18	$10,116	$10,705	$10,312
'18	$10,137	$10,774	$10,348
'18	$10,160	$10,705	$10,341
'18	$10,159	$10,620	$10,352
'18	$10,133	$10,684	$10,382
'18	$10,144	$10,880	$10,463
'19	$10,227	$10,995	$10,504
'19	$10,275	$10,989	$10,520
'19	$10,358	$11,200	$10,589
'19	$10,394	$11,203	$10,613
'19	$10,455	$11,402	$10,687
'19	$10,529	$11,545	$10,746
'19	$10,541	$11,570	$10,740
'19	$10,627	$11,870	$10,826
'19	$10,631	$11,807	$10,820
'19	$10,666	$11,842	$10,858
'19	$10,663	$11,836	$10,858
'19	$10,698	$11,828	$10,884
'20	$10,782	$12,056	$10,944
'20	$10,828	$12,273	$11,034
'20	$10,268	$12,201	$11,068
'20	$10,489	$12,417	$11,138
'20	$10,685	$12,475	$11,175
'20	$10,829	$12,554	$11,198
'20	$10,924	$12,741	$11,219
'20	$10,995	$12,638	$11,223
'20	$11,003	$12,632	$11,224
'20	$11,011	$12,575	$11,226
'20	$11,106	$12,699	$11,237
'20	$11,164	$12,716	$11,247
'21	$11,195	$12,625	$11,251
'21	$11,214	$12,443	$11,247
'21	$11,206	$12,287	$11,242
'21	$11,236	$12,384	$11,251
'21	$11,253	$12,425	$11,265
'21	$11,258	$12,512	$11,247
'21	$11,262	$12,652	$11,266
'21	$11,267	$12,628	$11,267
'21	$11,258	$12,519	$11,257
'21	$11,236	$12,515	$11,220
'21	$11,202	$12,552	$11,211
'21	$11,206	$12,520	$11,194
'22	$11,120	$12,250	$11,114
'22	$11,034	$12,114	$11,065
'22	$10,910	$11,777	$10,915
'22	$10,825	$11,330	$10,857
'22	$10,805	$11,403	$10,923
'22	$10,709	$11,224	$10,846
'22	$10,809	$11,499	$10,903
'22	$10,743	$11,174	$10,818
'22	$10,547	$10,691	$10,686
'22	$10,521	$10,552	$10,673
'22	$10,667	$10,940	$10,761
'22	$10,709	$10,891	$10,781
'23	$10,884	$11,226	$10,868
'23	$10,809	$10,936	$10,787
'23	$10,880	$11,214	$10,944
'23	$10,940	$11,282	$10,981
'23	$10,921	$11,159	$10,948
'23	$10,928	$11,119	$10,903
'23	$11,005	$11,111	$10,949
'23	$11,041	$11,040	$10,988
'23	$11,012	$10,760	$10,983
'23	$10,983	$10,590	$11,017
'23	$11,170	$11,070	$11,145
'23	$11,361	$11,493	$11,279
'24	$11,429	$11,462	$11,323
'24	$11,415	$11,300	$11,281
'24	$11,485	$11,404	$11,326
'24	$11,430	$11,116	$11,288
'24	$11,529	$11,305	$11,370
'24	$11,600	$11,412	$11,434
'24	$11,757	$11,678	$11,570
'24	$11,860	$11,846	$11,675
'24	$11,963	$12,004	$11,772

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	8.64%	2.39%	2.04%
Class A Adjusted for the Maximum Sales Charge (max 2.25% load)	6.20%	1.92%	1.81%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,147,426,469
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 2,514,711
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Material Fund Change [Text Block]
C000096656
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class C
Trading Symbol	PPLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.48%

Gross expense ratio as of the latest prospectus: 1.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 7.83% (unadjusted for sales charges) for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$10,000	$10,000	$10,000
'14	$9,992	$10,098	$10,028
'14	$9,984	$10,170	$10,043
'14	$9,921	$10,179	$10,017
'15	$9,891	$10,393	$10,069
'15	$9,939	$10,295	$10,053
'15	$9,920	$10,343	$10,076
'15	$9,945	$10,306	$10,084
'15	$9,959	$10,281	$10,093
'15	$9,963	$10,169	$10,089
'15	$9,943	$10,240	$10,095
'15	$9,913	$10,225	$10,089
'15	$9,872	$10,294	$10,119
'15	$9,886	$10,296	$10,116
'15	$9,856	$10,269	$10,096
'15	$9,814	$10,235	$10,083
'16	$9,761	$10,376	$10,135
'16	$9,742	$10,450	$10,144
'16	$9,825	$10,546	$10,181
'16	$9,874	$10,586	$10,195
'16	$9,877	$10,589	$10,188
'16	$9,926	$10,779	$10,249
'16	$9,930	$10,847	$10,251
'16	$9,944	$10,835	$10,240
'16	$9,959	$10,829	$10,252
'16	$9,951	$10,746	$10,248
'16	$9,910	$10,492	$10,206
'16	$9,925	$10,506	$10,212
'17	$9,952	$10,527	$10,231
'17	$9,980	$10,598	$10,248
'17	$9,996	$10,592	$10,253
'17	$10,013	$10,674	$10,272
'17	$10,040	$10,756	$10,289
'17	$10,044	$10,745	$10,285
'17	$10,070	$10,792	$10,312
'17	$10,085	$10,888	$10,332
'17	$10,088	$10,836	$10,320
'17	$10,102	$10,843	$10,317
'17	$10,080	$10,829	$10,295
'17	$10,082	$10,879	$10,298
'18	$10,073	$10,753	$10,271
'18	$10,040	$10,651	$10,261
'18	$10,031	$10,720	$10,278
'18	$10,034	$10,640	$10,267
'18	$10,037	$10,716	$10,305
'18	$10,040	$10,703	$10,306
'18	$10,066	$10,705	$10,312
'18	$10,069	$10,774	$10,348
'18	$10,085	$10,705	$10,341
'18	$10,077	$10,620	$10,352
'18	$10,046	$10,684	$10,382
'18	$10,050	$10,880	$10,463
'19	$10,138	$10,995	$10,504
'19	$10,167	$10,989	$10,520
'19	$10,244	$11,200	$10,589
'19	$10,285	$11,203	$10,613
'19	$10,327	$11,402	$10,687
'19	$10,393	$11,545	$10,746
'19	$10,398	$11,570	$10,740
'19	$10,476	$11,870	$10,826
'19	$10,475	$11,807	$10,820
'19	$10,502	$11,842	$10,858
'19	$10,505	$11,836	$10,858
'19	$10,520	$11,828	$10,884
'20	$10,596	$12,056	$10,944
'20	$10,635	$12,273	$11,034
'20	$10,090	$12,201	$11,068
'20	$10,301	$12,417	$11,138
'20	$10,474	$12,475	$11,175
'20	$10,610	$12,554	$11,198
'20	$10,696	$12,741	$11,219
'20	$10,759	$12,638	$11,223
'20	$10,760	$12,632	$11,224
'20	$10,760	$12,575	$11,226
'20	$10,846	$12,699	$11,237
'20	$10,895	$12,716	$11,247
'21	$10,918	$12,625	$11,251
'21	$10,930	$12,443	$11,247
'21	$10,915	$12,287	$11,242
'21	$10,937	$12,384	$11,251
'21	$10,959	$12,425	$11,265
'21	$10,944	$12,512	$11,247
'21	$10,953	$12,652	$11,266
'21	$10,951	$12,628	$11,267
'21	$10,935	$12,519	$11,257
'21	$10,894	$12,515	$11,220
'21	$10,854	$12,552	$11,211
'21	$10,850	$12,520	$11,194
'22	$10,772	$12,250	$11,114
'22	$10,670	$12,114	$11,065
'22	$10,543	$11,777	$10,915
'22	$10,454	$11,330	$10,857
'22	$10,440	$11,403	$10,923
'22	$10,328	$11,224	$10,846
'22	$10,418	$11,499	$10,903
'22	$10,347	$11,174	$10,818
'22	$10,163	$10,691	$10,686
'22	$10,132	$10,552	$10,673
'22	$10,265	$10,940	$10,761
'22	$10,286	$10,891	$10,781
'23	$10,460	$11,226	$10,868
'23	$10,382	$10,936	$10,787
'23	$10,443	$11,214	$10,944
'23	$10,493	$11,282	$10,981
'23	$10,468	$11,159	$10,948
'23	$10,469	$11,119	$10,903
'23	$10,535	$11,111	$10,949
'23	$10,563	$11,040	$10,988
'23	$10,528	$10,760	$10,983
'23	$10,493	$10,590	$11,017
'23	$10,666	$11,070	$11,145
'23	$10,841	$11,493	$11,279
'24	$10,912	$11,462	$11,323
'24	$10,879	$11,300	$11,281
'24	$10,938	$11,404	$11,326
'24	$10,880	$11,116	$11,288
'24	$10,980	$11,305	$11,370
'24	$11,041	$11,412	$11,434
'24	$11,170	$11,678	$11,570
'24	$11,261	$11,846	$11,675
'24	$11,352	$12,004	$11,772

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	7.83%	1.62%	1.28%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.83%	1.62%	1.28%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,147,426,469
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 2,514,711
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Material Fund Change [Text Block]
C000148124
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class R6
Trading Symbol	PPLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.38%

Gross expense ratio as of the latest prospectus: 0.52%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 9.14% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$10,000	$10,000	$10,000
'14	$9,990	$10,098	$10,028
'14	$9,991	$10,170	$10,043
'14	$9,937	$10,179	$10,017
'15	$9,916	$10,393	$10,069
'15	$9,961	$10,295	$10,053
'15	$9,962	$10,343	$10,076
'15	$9,997	$10,306	$10,084
'15	$10,020	$10,281	$10,093
'15	$10,021	$10,169	$10,089
'15	$10,021	$10,240	$10,095
'15	$9,988	$10,225	$10,089
'15	$9,966	$10,294	$10,119
'15	$9,978	$10,296	$10,116
'15	$9,955	$10,269	$10,096
'15	$9,922	$10,235	$10,083
'16	$9,877	$10,376	$10,135
'16	$9,877	$10,450	$10,144
'16	$9,958	$10,546	$10,181
'16	$10,015	$10,586	$10,195
'16	$10,027	$10,589	$10,188
'16	$10,085	$10,779	$10,249
'16	$10,109	$10,847	$10,251
'16	$10,121	$10,835	$10,240
'16	$10,145	$10,829	$10,252
'16	$10,145	$10,746	$10,248
'16	$10,111	$10,492	$10,206
'16	$10,136	$10,506	$10,212
'17	$10,172	$10,527	$10,231
'17	$10,208	$10,598	$10,248
'17	$10,233	$10,592	$10,253
'17	$10,258	$10,674	$10,272
'17	$10,284	$10,756	$10,289
'17	$10,307	$10,745	$10,285
'17	$10,343	$10,792	$10,312
'17	$10,355	$10,888	$10,332
'17	$10,379	$10,836	$10,320
'17	$10,390	$10,843	$10,317
'17	$10,389	$10,829	$10,295
'17	$10,388	$10,879	$10,298
'18	$10,399	$10,753	$10,271
'18	$10,374	$10,651	$10,261
'18	$10,373	$10,720	$10,278
'18	$10,384	$10,640	$10,267
'18	$10,396	$10,716	$10,305
'18	$10,407	$10,703	$10,306
'18	$10,431	$10,705	$10,312
'18	$10,455	$10,774	$10,348
'18	$10,481	$10,705	$10,341
'18	$10,482	$10,620	$10,352
'18	$10,458	$10,684	$10,382
'18	$10,471	$10,880	$10,463
'19	$10,560	$10,995	$10,504
'19	$10,611	$10,989	$10,520
'19	$10,699	$11,200	$10,589
'19	$10,739	$11,203	$10,613
'19	$10,804	$11,402	$10,687
'19	$10,882	$11,545	$10,746
'19	$10,897	$11,570	$10,740
'19	$10,987	$11,870	$10,826
'19	$10,994	$11,807	$10,820
'19	$11,033	$11,842	$10,858
'19	$11,032	$11,836	$10,858
'19	$11,070	$11,828	$10,884
'20	$11,159	$12,056	$10,944
'20	$11,210	$12,273	$11,034
'20	$10,633	$12,201	$11,068
'20	$10,863	$12,417	$11,138
'20	$11,068	$12,475	$11,175
'20	$11,220	$12,554	$11,198
'20	$11,321	$12,741	$11,219
'20	$11,397	$12,638	$11,223
'20	$11,408	$12,632	$11,224
'20	$11,418	$12,575	$11,226
'20	$11,519	$12,699	$11,237
'20	$11,582	$12,716	$11,247
'21	$11,617	$12,625	$11,251
'21	$11,639	$12,443	$11,247
'21	$11,634	$12,287	$11,242
'21	$11,667	$12,384	$11,251
'21	$11,688	$12,425	$11,265
'21	$11,696	$12,512	$11,247
'21	$11,703	$12,652	$11,266
'21	$11,712	$12,628	$11,267
'21	$11,705	$12,519	$11,257
'21	$11,671	$12,515	$11,220
'21	$11,652	$12,552	$11,211
'21	$11,659	$12,520	$11,194
'22	$11,572	$12,250	$11,114
'22	$11,485	$12,114	$11,065
'22	$11,345	$11,777	$10,915
'22	$11,273	$11,330	$10,857
'22	$11,255	$11,403	$10,923
'22	$11,145	$11,224	$10,846
'22	$11,266	$11,499	$10,903
'22	$11,187	$11,174	$10,818
'22	$11,000	$10,691	$10,686
'22	$10,977	$10,552	$10,673
'22	$11,133	$10,940	$10,761
'22	$11,167	$10,891	$10,781
'23	$11,367	$11,226	$10,868
'23	$11,292	$10,936	$10,787
'23	$11,371	$11,214	$10,944
'23	$11,436	$11,282	$10,981
'23	$11,406	$11,159	$10,948
'23	$11,418	$11,119	$10,903
'23	$11,516	$11,111	$10,949
'23	$11,544	$11,040	$10,988
'23	$11,517	$10,760	$10,983
'23	$11,491	$10,590	$11,017
'23	$11,705	$11,070	$11,145
'23	$11,894	$11,493	$11,279
'24	$11,984	$11,462	$11,323
'24	$11,973	$11,300	$11,281
'24	$12,049	$11,404	$11,326
'24	$11,981	$11,116	$11,288
'24	$12,101	$11,305	$11,370
'24	$12,179	$11,412	$11,434
'24	$12,332	$11,678	$11,570
'24	$12,458	$11,846	$11,675
'24	$12,569	$12,004	$11,772

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	9.14%	2.71%	2.31%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,147,426,469
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 2,514,711
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Material Fund Change [Text Block]
C000096657
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Class S
Trading Symbol	DBPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.50%

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 8.91% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$10,000	$10,000	$10,000
'14	$9,989	$10,098	$10,028
'14	$9,990	$10,170	$10,043
'14	$9,935	$10,179	$10,017
'15	$9,914	$10,393	$10,069
'15	$9,969	$10,295	$10,053
'15	$9,970	$10,343	$10,076
'15	$10,004	$10,306	$10,084
'15	$10,015	$10,281	$10,093
'15	$10,027	$10,169	$10,089
'15	$10,028	$10,240	$10,095
'15	$9,994	$10,225	$10,089
'15	$9,972	$10,294	$10,119
'15	$9,984	$10,296	$10,116
'15	$9,962	$10,269	$10,096
'15	$9,928	$10,235	$10,083
'16	$9,883	$10,376	$10,135
'16	$9,884	$10,450	$10,144
'16	$9,964	$10,546	$10,181
'16	$10,022	$10,586	$10,195
'16	$10,034	$10,589	$10,188
'16	$10,092	$10,779	$10,249
'16	$10,104	$10,847	$10,251
'16	$10,128	$10,835	$10,240
'16	$10,151	$10,829	$10,252
'16	$10,152	$10,746	$10,248
'16	$10,130	$10,492	$10,206
'16	$10,142	$10,506	$10,212
'17	$10,179	$10,527	$10,231
'17	$10,215	$10,598	$10,248
'17	$10,240	$10,592	$10,253
'17	$10,265	$10,674	$10,272
'17	$10,302	$10,756	$10,289
'17	$10,314	$10,745	$10,285
'17	$10,350	$10,792	$10,312
'17	$10,374	$10,888	$10,332
'17	$10,398	$10,836	$10,320
'17	$10,409	$10,843	$10,317
'17	$10,396	$10,829	$10,295
'17	$10,407	$10,879	$10,298
'18	$10,406	$10,753	$10,271
'18	$10,381	$10,651	$10,261
'18	$10,380	$10,720	$10,278
'18	$10,392	$10,640	$10,267
'18	$10,403	$10,716	$10,305
'18	$10,415	$10,703	$10,306
'18	$10,451	$10,705	$10,312
'18	$10,475	$10,774	$10,348
'18	$10,488	$10,705	$10,341
'18	$10,489	$10,620	$10,352
'18	$10,466	$10,684	$10,382
'18	$10,479	$10,880	$10,463
'19	$10,579	$10,995	$10,504
'19	$10,618	$10,989	$10,520
'19	$10,706	$11,200	$10,589
'19	$10,758	$11,203	$10,613
'19	$10,824	$11,402	$10,687
'19	$10,889	$11,545	$10,746
'19	$10,904	$11,570	$10,740
'19	$10,995	$11,870	$10,826
'19	$11,002	$11,807	$10,820
'19	$11,040	$11,842	$10,858
'19	$11,052	$11,836	$10,858
'19	$11,077	$11,828	$10,884
'20	$11,179	$12,056	$10,944
'20	$11,217	$12,273	$11,034
'20	$10,653	$12,201	$11,068
'20	$10,883	$12,417	$11,138
'20	$11,088	$12,475	$11,175
'20	$11,227	$12,554	$11,198
'20	$11,341	$12,741	$11,219
'20	$11,404	$12,638	$11,223
'20	$11,415	$12,632	$11,224
'20	$11,425	$12,575	$11,226
'20	$11,526	$12,699	$11,237
'20	$11,588	$12,716	$11,247
'21	$11,624	$12,625	$11,251
'21	$11,645	$12,443	$11,247
'21	$11,640	$12,287	$11,242
'21	$11,673	$12,384	$11,251
'21	$11,707	$12,425	$11,265
'21	$11,701	$12,512	$11,247
'21	$11,722	$12,652	$11,266
'21	$11,730	$12,628	$11,267
'21	$11,723	$12,519	$11,257
'21	$11,689	$12,515	$11,220
'21	$11,656	$12,552	$11,211
'21	$11,663	$12,520	$11,194
'22	$11,590	$12,250	$11,114
'22	$11,490	$12,114	$11,065
'22	$11,364	$11,777	$10,915
'22	$11,278	$11,330	$10,857
'22	$11,273	$11,403	$10,923
'22	$11,162	$11,224	$10,846
'22	$11,269	$11,499	$10,903
'22	$11,203	$11,174	$10,818
'22	$11,001	$10,691	$10,686
'22	$10,977	$10,552	$10,673
'22	$11,144	$10,940	$10,761
'22	$11,177	$10,891	$10,781
'23	$11,362	$11,226	$10,868
'23	$11,286	$10,936	$10,787
'23	$11,363	$11,214	$10,944
'23	$11,441	$11,282	$10,981
'23	$11,410	$11,159	$10,948
'23	$11,420	$11,119	$10,903
'23	$11,502	$11,111	$10,949
'23	$11,543	$11,040	$10,988
'23	$11,514	$10,760	$10,983
'23	$11,486	$10,590	$11,017
'23	$11,684	$11,070	$11,145
'23	$11,886	$11,493	$11,279
'24	$11,959	$11,462	$11,323
'24	$11,947	$11,300	$11,281
'24	$12,023	$11,404	$11,326
'24	$11,969	$11,116	$11,288
'24	$12,074	$11,305	$11,370
'24	$12,152	$11,412	$11,434
'24	$12,304	$11,678	$11,570
'24	$12,429	$11,846	$11,675
'24	$12,540	$12,004	$11,772

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	8.91%	2.65%	2.29%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,147,426,469
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 2,514,711
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Material Fund Change [Text Block]
C000096658
Shareholder Report [Line Items]
Fund Name	DWS Short Duration Fund
Class Name	Institutional Class
Trading Symbol	PPILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Short Duration Fund (the "Fund") for the period October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$40	0.38%

Gross expense ratio as of the latest prospectus: 0.61%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 9.03% for the period ended September 30, 2024. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 11.57% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg 1-3 Year Government/Credit Index, returned 7.19%.

The Fund’s positive absolute performance for the 12 months was supported as short-term U.S. Treasury yields finished the period significantly lower with the anticipation of rate cuts from the U.S. Federal Reserve (Fed) and credit spreads (the yield premium demanded by investors relative to U.S. Treasuries) narrowed.

The Fund’s relatively long duration stance proved beneficial to performance as the Treasury yield curve began the process of normalization ahead of the Fed easing cycle. While duration positioning was generally long throughout the year, we were cautious in adding interest rate exposure in early 2024 when we viewed the market’s rate cut projections as overly optimistic, while becoming more active as Treasury yields became more compelling mid-year. Positioning in investment grade corporate bonds also added meaningfully to the Fund’s performance as we maintained an opportunistic overweight while avoiding credit issues. Exposure to banks, finance companies and air lessors within the financials sector led positive contributions within corporates. Finally, holdings of securitized assets saw strong performance highlighted by overweight exposure to the industrial sub-sector within commercial mortgage-backed securities. Allocations to asset-backed securities and collateralized loan obligations were also additive.

Positioning along the Treasury yield curve was a slight detractor as the Fund favored the three- to five-year maturity range relative to the two-year Treasuries which benefited the most from declining yields.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year Government/Credit Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$1,000,057	$1,009,828	$1,002,835
'14	$1,000,104	$1,016,992	$1,004,318
'14	$993,517	$1,017,943	$1,001,710
'15	$991,349	$1,039,288	$1,006,939
'15	$996,929	$1,029,516	$1,005,288
'15	$996,976	$1,034,297	$1,007,585
'15	$1,000,365	$1,030,586	$1,008,429
'15	$1,002,654	$1,028,104	$1,009,250
'15	$1,003,823	$1,016,894	$1,008,940
'15	$1,002,746	$1,023,963	$1,009,547
'15	$999,419	$1,022,493	$1,008,893
'15	$997,191	$1,029,409	$1,011,906
'15	$998,363	$1,029,580	$1,011,563
'15	$997,265	$1,026,860	$1,009,578
'15	$993,904	$1,023,542	$1,008,261
'16	$989,401	$1,037,627	$1,013,506
'16	$988,298	$1,044,988	$1,014,430
'16	$996,347	$1,054,576	$1,018,094
'16	$1,003,269	$1,058,624	$1,019,508
'16	$1,003,318	$1,058,896	$1,018,781
'16	$1,009,120	$1,077,922	$1,024,934
'16	$1,011,475	$1,084,737	$1,025,118
'16	$1,012,689	$1,083,497	$1,023,999
'16	$1,015,052	$1,082,862	$1,025,165
'16	$1,016,272	$1,074,579	$1,024,796
'16	$1,012,884	$1,049,161	$1,020,552
'16	$1,014,156	$1,050,641	$1,021,192
'17	$1,018,943	$1,052,703	$1,023,098
'17	$1,022,616	$1,059,778	$1,024,776
'17	$1,025,123	$1,059,222	$1,025,332
'17	$1,027,621	$1,067,396	$1,027,213
'17	$1,030,140	$1,075,612	$1,028,908
'17	$1,032,522	$1,074,529	$1,028,515
'17	$1,036,109	$1,079,153	$1,031,175
'17	$1,037,325	$1,088,833	$1,033,227
'17	$1,039,722	$1,083,647	$1,031,972
'17	$1,040,809	$1,084,275	$1,031,710
'17	$1,039,504	$1,082,883	$1,029,485
'17	$1,040,596	$1,087,853	$1,029,815
'18	$1,040,485	$1,075,324	$1,027,082
'18	$1,037,941	$1,065,131	$1,026,145
'18	$1,039,092	$1,071,962	$1,027,756
'18	$1,040,245	$1,063,989	$1,026,694
'18	$1,041,401	$1,071,583	$1,030,514
'18	$1,041,328	$1,070,265	$1,030,632
'18	$1,044,952	$1,070,520	$1,031,196
'18	$1,047,348	$1,077,408	$1,034,814
'18	$1,049,899	$1,070,470	$1,034,081
'18	$1,049,997	$1,062,011	$1,035,210
'18	$1,047,631	$1,068,351	$1,038,201
'18	$1,048,966	$1,087,978	$1,046,275
'19	$1,057,795	$1,099,532	$1,050,368
'19	$1,062,908	$1,098,895	$1,052,000
'19	$1,071,774	$1,119,996	$1,058,895
'19	$1,075,731	$1,120,283	$1,061,324
'19	$1,082,260	$1,140,170	$1,068,667
'19	$1,090,042	$1,154,488	$1,074,613
'19	$1,091,561	$1,157,027	$1,073,970
'19	$1,100,654	$1,187,008	$1,082,617
'19	$1,101,342	$1,180,686	$1,082,035
'19	$1,105,227	$1,184,242	$1,085,820
'19	$1,105,166	$1,183,639	$1,085,784
'19	$1,108,947	$1,182,814	$1,088,438
'20	$1,117,905	$1,205,577	$1,094,449
'20	$1,122,975	$1,227,276	$1,103,386
'20	$1,065,151	$1,220,054	$1,106,814
'20	$1,088,243	$1,241,742	$1,113,801
'20	$1,108,764	$1,247,523	$1,117,531
'20	$1,124,015	$1,255,381	$1,119,782
'20	$1,134,141	$1,274,133	$1,121,855
'20	$1,140,416	$1,263,848	$1,122,291
'20	$1,141,463	$1,263,155	$1,122,386
'20	$1,143,805	$1,257,515	$1,122,580
'20	$1,152,646	$1,269,854	$1,123,700
'20	$1,158,869	$1,271,604	$1,124,723
'21	$1,163,712	$1,262,487	$1,125,102
'21	$1,165,865	$1,244,256	$1,124,749
'21	$1,165,315	$1,228,719	$1,124,242
'21	$1,168,690	$1,238,426	$1,125,112
'21	$1,170,728	$1,242,472	$1,126,469
'21	$1,171,496	$1,251,202	$1,124,733
'21	$1,172,213	$1,265,192	$1,126,638
'21	$1,173,014	$1,262,783	$1,126,663
'21	$1,172,323	$1,251,850	$1,125,735
'21	$1,168,946	$1,251,505	$1,122,034
'21	$1,166,970	$1,255,208	$1,121,122
'21	$1,167,651	$1,251,996	$1,119,404
'22	$1,158,956	$1,225,023	$1,111,392
'22	$1,150,280	$1,211,356	$1,106,534
'22	$1,136,284	$1,177,702	$1,091,540
'22	$1,129,017	$1,133,011	$1,085,678
'22	$1,127,186	$1,140,316	$1,092,337
'22	$1,116,191	$1,122,427	$1,084,645
'22	$1,127,017	$1,149,853	$1,090,340
'22	$1,120,471	$1,117,362	$1,081,837
'22	$1,101,723	$1,069,085	$1,068,630
'22	$1,098,079	$1,055,238	$1,067,285
'22	$1,114,996	$1,094,045	$1,076,085
'22	$1,118,410	$1,089,110	$1,078,134
'23	$1,137,058	$1,122,615	$1,086,799
'23	$1,130,968	$1,093,589	$1,078,710
'23	$1,137,453	$1,121,369	$1,094,405
'23	$1,145,440	$1,128,165	$1,098,146
'23	$1,142,432	$1,115,881	$1,094,782
'23	$1,143,640	$1,111,901	$1,090,339
'23	$1,151,996	$1,111,126	$1,094,911
'23	$1,156,230	$1,104,029	$1,098,797
'23	$1,153,488	$1,075,974	$1,098,276
'23	$1,150,856	$1,058,994	$1,101,730
'23	$1,170,926	$1,106,952	$1,114,546
'23	$1,191,300	$1,149,325	$1,127,859
'24	$1,198,850	$1,146,169	$1,132,251
'24	$1,197,785	$1,129,976	$1,128,119
'24	$1,205,535	$1,140,410	$1,132,614
'24	$1,200,158	$1,111,605	$1,128,837
'24	$1,212,234	$1,130,450	$1,137,042
'24	$1,220,035	$1,141,152	$1,143,401
'24	$1,235,373	$1,167,806	$1,156,957
'24	$1,246,485	$1,184,587	$1,167,492
'24	$1,257,634	$1,200,448	$1,177,223

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	9.03%	2.69%	2.32%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg 1-3 Year Government/Credit Index	7.19%	1.70%	1.64%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,147,426,469
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 2,514,711
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,147,426,469
Number of Portfolio Holdings	572
Portfolio Turnover Rate (%)	93
Total Net Advisory Fees Paid ($)	2,514,711
Effective Duration	2.2 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	53%
Asset-Backed	19%
Government & Agency Obligations	11%
Commercial Mortgage-Backed Securities	9%
Collateralized Mortgage Obligations	6%
Mortgage-Backed Securities Pass-Throughs	4%
Cash Equivalents	2%
Exchange-Traded Funds	0%
Other Assets and Liabilities, Net	(4%)
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	24%
AA	9%
A	19%
BBB	39%
BB	6%
B	1%
CCC	0%
C	0%
D	0%
Not Rated	3%

Material Fund Change [Text Block]